Property, plant, equipment and development costs - Net assets for right in use (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, plant, equipment and development costs
Book value of assets held under finance leases	$ 240,300	$ 231,600
Acquisitions of assets under lease agreements	0	0
Impairment recovery (loss) of long-lived assets			$ 19,874
Capitalized finance costs	0	0	0
Right-of-use assets	6,572	11,756
Additions to right-of-use assets	0	1,900
Disposal of right of use assets	0	0
Buildings and other constructions
Property, plant, equipment and development costs
Right-of-use assets	5,150	9,236
Transportation units
Property, plant, equipment and development costs
Right-of-use assets	1,340	1,117
Machinery and equipment [Member]
Property, plant, equipment and development costs
Right-of-use assets	$ 82	$ 1,403
Impairment Of Long Lived Asset [Member] | Rio Seco
Property, plant, equipment and development costs
Impairment recovery (loss) of long-lived assets			$ 19,900